4. Income Taxes (Tables)	9 Months Ended
Jun. 30, 2014
Income Taxes Tables
Schedule of provision for income taxes
	Three Months Ended June 30, 2014	Nine Months Ended June 30, 2014

Current Tax Provision:
Federal-State-Local	$-	$-
Taxable Income	-	-

Total current tax provision	$-	$-

Deferred Tax Provision:
Federal	$-	$-
Loss carry-forwards	(1,281)	8,200
Change in valuation allowance	1,281	(8,200)

Total deferred tax provision	$-	$-

The Company had deferred income tax asset as of June 30, 2014 as follows:

Loss carry-forwards	$11,635
Less - valuation allowance	(11,635)

Total net deferred tax assets	$-